Subsequent Events	12 Months Ended
Feb. 28, 2018
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

On March 23, 2018, the Nasdaq Listing Qualifications Staff (“Nasdaq Staff”) granted the Company an extension of time until July 23, 2018 to regain compliance with Listing Rule 5550(b) (the “Listing Rule”). The Company had previously received notice from Nasdaq Staff on January 23, 2018 of non-compliance with the Listing Rule and submitted a plan of compliance. The plan was based on the expectation that the combined company will meet all applicable requirements for initial listing on The Nasdaq Capital Market. It is expected that the combined entity will be required to meet all applicable requirements for initial listing on The Nasdaq Capital Market. Notwithstanding the foregoing, there can be no assurances that the Company will be able to complete the Transaction or that the combined entity will meet all applicable requirements for initial listing on The Nasdaq Capital Market.